UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Fidelity®

Export and Multinational

Fund

Semiannual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Export and Multinational	.83%
Actual		$ 1,000.00	$ 1,275.10	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Class K	.65%
Actual		$ 1,000.00	$ 1,276.50	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.7	4.0
The Coca-Cola Co.	3.6	2.1
Apple, Inc.	3.5	2.7
Citigroup, Inc.	3.1	1.8
Wells Fargo & Co.	2.6	1.8
Oracle Corp.	2.2	1.6
General Electric Co.	2.2	2.2
United Technologies Corp.	2.1	1.7
Johnson & Johnson	2.0	2.7
Procter & Gamble Co.	1.9	1.5
	27.9
Top Five Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.4	19.2
Energy	15.8	12.0
Financials	14.2	13.7
Industrials	12.7	11.9
Consumer Staples	11.5	12.2
Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Stocks 98.1%		Stocks 97.8%
	Convertible Securities 0.5%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	16.0%	** Foreign investments	8.2%

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Automobiles - 0.5%
General Motors Co.	418,200	$ 14,022
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	193,729	4,331
Hotels, Restaurants & Leisure - 3.2%
Las Vegas Sands Corp. (a)	289,800	13,516
McDonald's Corp.	678,800	51,372
Starbucks Corp.	717,400	23,660
		88,548
Household Durables - 0.2%
Beazer Homes USA, Inc. (a)(d)	963,900	4,482
Internet & Catalog Retail - 0.3%
E-Commerce China Dangdang, Inc. ADR (d)	248,900	6,335
Ocado Group PLC (a)	834,600	2,727
		9,062
Media - 2.3%
The Walt Disney Co.	854,100	37,358
Time Warner, Inc.	637,100	24,337
		61,695
Multiline Retail - 0.7%
Kohl's Corp.	223,200	12,028
Marisa Lojas SA	245,200	3,242
PPR SA	17,700	2,687
		17,957
Specialty Retail - 1.1%
I.T Ltd.	4,255,822	2,639
TJX Companies, Inc.	558,600	27,857
		30,496
Textiles, Apparel & Luxury Goods - 1.0%
Phillips-Van Heusen Corp.	159,500	9,572
VF Corp.	197,400	18,885
		28,457
TOTAL CONSUMER DISCRETIONARY		259,050
CONSUMER STAPLES - 11.5%
Beverages - 5.8%
Diageo PLC sponsored ADR	385,900	30,201
Grupo Modelo SAB de CV Series C	216,700	1,311
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	629,956	$ 28,808
The Coca-Cola Co.	1,520,500	97,190
		157,510
Food & Staples Retailing - 0.2%
Drogasil SA	855,091	6,527
Food Products - 0.1%
Shenguan Holdings Group Ltd.	3,544,000	4,382
Household Products - 2.4%
Procter & Gamble Co.	834,500	52,615
Spectrum Brands Holdings, Inc. (a)	484,782	13,913
		66,528
Personal Products - 0.8%
Herbalife Ltd.	164,300	12,883
USANA Health Sciences, Inc. (a)(d)	242,427	8,441
		21,324
Tobacco - 2.2%
Altria Group, Inc.	1,249,800	31,707
British American Tobacco PLC sponsored ADR	338,400	27,454
		59,161
TOTAL CONSUMER STAPLES		315,432
ENERGY - 15.8%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	354,700	25,201
Halliburton Co.	571,400	26,822
Transocean Ltd. (a)	208,000	17,603
		69,626
Oil, Gas & Consumable Fuels - 13.3%
BP PLC sponsored ADR	546,300	26,479
Chevron Corp.	88,600	9,192
Extract Resources Ltd. (a)	398,762	3,767
Exxon Mobil Corp.	1,515,865	129,655
Heritage Oil PLC	74,300	320
Holly Corp.	97,400	5,565
Marathon Oil Corp.	683,400	33,897
Massey Energy Co.	242,100	15,332
Northern Oil & Gas, Inc. (a)	253,200	8,044
OAO Gazprom sponsored ADR	190,700	5,591
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class B ADR (d)	725,900	$ 52,352
Suncor Energy, Inc.	149,300	7,019
Talisman Energy, Inc.	618,600	15,356
Uranium One, Inc.	4,016,600	26,550
Valero Energy Corp.	825,272	23,256
		362,375
TOTAL ENERGY		432,001
FINANCIALS - 13.9%
Capital Markets - 2.5%
Evercore Partners, Inc. Class A	190,758	6,577
Goldman Sachs Group, Inc.	92,200	15,101
Morgan Stanley	1,532,200	45,476
		67,154
Commercial Banks - 5.4%
Barclays PLC	1,584,090	8,222
Comerica, Inc.	483,000	18,789
M&T Bank Corp.	227,000	19,987
Regions Financial Corp.	2,248,200	17,176
SunTrust Banks, Inc.	277,600	8,375
Synovus Financial Corp.	2,161,600	5,512
Wells Fargo & Co.	2,158,800	69,643
		147,704
Diversified Financial Services - 4.5%
Citigroup, Inc. (a)	18,151,800	84,950
JPMorgan Chase & Co.	792,000	36,978
		121,928
Insurance - 0.7%
Berkshire Hathaway, Inc. Class B (a)	230,400	20,109
Real Estate Investment Trusts - 0.6%
SL Green Realty Corp.	37,700	2,855
U-Store-It Trust	1,203,900	12,340
		15,195
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)	152,900	4,095
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	82,600	$ 2,342
TOTAL FINANCIALS		378,527
HEALTH CARE - 9.7%
Biotechnology - 0.7%
BioMarin Pharmaceutical, Inc. (a)	819,700	20,050
Health Care Equipment & Supplies - 1.7%
C. R. Bard, Inc.	176,200	17,225
Covidien PLC	550,400	28,318
		45,543
Health Care Providers & Services - 1.9%
McKesson Corp.	313,600	24,862
Medco Health Solutions, Inc. (a)	423,100	26,080
		50,942
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	338,500	14,244
Pharmaceuticals - 4.9%
Aspen Pharmacare Holdings Ltd.	467,300	5,470
Johnson & Johnson	868,000	53,330
Merck & Co., Inc.	749,800	24,421
Perrigo Co.	188,500	14,407
Valeant Pharmaceuticals International, Inc. (Canada)	887,701	35,636
		133,264
TOTAL HEALTH CARE		264,043
INDUSTRIALS - 12.7%
Aerospace & Defense - 2.7%
Precision Castparts Corp.	126,900	17,988
United Technologies Corp.	672,700	56,197
		74,185
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR	394,400	11,248
Construction & Engineering - 0.1%
Larsen & Toubro Ltd.	102,342	3,455
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.3%
Emerson Electric Co.	418,100	$ 24,944
GrafTech International Ltd. (a)	520,600	10,417
		35,361
Industrial Conglomerates - 3.0%
General Electric Co.	2,891,100	60,482
Textron, Inc.	742,100	20,103
		80,585
Machinery - 3.1%
Caterpillar, Inc.	355,900	36,633
Cummins, Inc.	290,600	29,385
Ingersoll-Rand Co. Ltd.	400,700	18,152
		84,170
Professional Services - 0.4%
IHS, Inc. Class A (a)	118,700	9,935
Road & Rail - 1.6%
Union Pacific Corp.	458,000	43,698
Transportation Infrastructure - 0.1%
Companhia de Concessoes Rodoviarias	149,600	4,172
TOTAL INDUSTRIALS		346,809
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 3.7%
Adtran, Inc.	380,602	17,310
Calix Networks, Inc. (a)(d)	1,330,951	23,678
Cisco Systems, Inc. (a)	439,400	8,155
Juniper Networks, Inc. (a)	287,500	12,650
QUALCOMM, Inc.	660,000	39,323
		101,116
Computers & Peripherals - 4.1%
Apple, Inc. (a)	271,700	95,967
Hewlett-Packard Co.	342,300	14,935
		110,902
Electronic Equipment & Components - 0.9%
Avnet, Inc. (a)	40,900	1,399
HLS Systems International Ltd. (a)	49,800	749
Universal Display Corp. (a)	547,357	23,038
		25,186
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.5%
eBay, Inc. (a)	1,360,200	$ 45,574
Google, Inc. Class A (a)	85,375	52,369
Mail.ru Group Ltd. GDR unit (a)(e)	41,200	1,494
Rackspace Hosting, Inc. (a)	496,500	18,326
Support.com, Inc. (a)	900,000	5,022
		122,785
IT Services - 2.1%
Accenture PLC Class A	456,500	23,501
Cognizant Technology Solutions Corp. Class A (a)	362,700	27,881
Virtusa Corp. (a)	334,666	5,653
		57,035
Semiconductors & Semiconductor Equipment - 1.1%
Avago Technologies Ltd.	488,200	16,594
Micron Technology, Inc. (a)	715,200	7,960
NVIDIA Corp. (a)	284,500	6,447
		31,001
Software - 2.8%
Oracle Corp.	1,840,600	60,556
salesforce.com, Inc. (a)	109,400	14,470
Trion World Network, Inc. warrants 8/10/17 (a)(f)	28,652	0
		75,026
TOTAL INFORMATION TECHNOLOGY		523,051
MATERIALS - 3.1%
Chemicals - 1.5%
Dow Chemical Co.	796,100	29,583
Grasim Industries Ltd.	62,029	3,238
Uralkali JSC GDR (Reg. S)	183,700	7,508
		40,329
Construction Materials - 0.1%
China Shanshui Cement Group Ltd.	3,034,525	2,295
Metals & Mining - 1.5%
Freeport-McMoRan Copper & Gold, Inc.	307,700	16,293
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Mongolian Mining Corp.	4,274,000	$ 5,422
Newmont Mining Corp.	366,600	20,262
		41,977
TOTAL MATERIALS		84,601
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc.	1,030,200	7,026
Wireless Telecommunication Services - 2.2%
American Tower Corp. Class A (a)	648,200	34,977
Clearwire Corp. Class A (a)	1,474,700	7,418
Sprint Nextel Corp. (a)	4,108,000	17,952
		60,347
TOTAL TELECOMMUNICATION SERVICES		67,373
UTILITIES - 0.2%
Electric Utilities - 0.2%
Power Assets Holdings Ltd.	1,055,000	6,888
TOTAL COMMON STOCKS (Cost $2,200,994)		2,677,775
Convertible Preferred Stocks - 0.5%

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Ning, Inc. Series D 8.00% (a)(f)	1,398,601	8,245
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(f)	910,747	3,898
Series C-1, 8.00% (a)(f)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,394)		12,450
Money Market Funds - 1.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	38,694,010	$ 38,694
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	13,541,380	13,541
TOTAL MONEY MARKET FUNDS (Cost $52,235)		52,235
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,268,623)		2,742,460
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(14,054)
NET ASSETS - 100%		$ 2,728,406
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,494,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,450,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 10,000
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 23
Fidelity Securities Lending Cash Central Fund	159
Total	$ 182
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 259,050	$ 259,050	$ -	$ -
Consumer Staples	315,432	315,432	-	-
Energy	432,001	428,234	3,767	-
Financials	386,772	370,305	8,222	8,245
Health Care	264,043	264,043	-	-
Industrials	346,809	346,809	-	-
Information Technology	527,256	523,051	-	4,205
Materials	84,601	81,363	3,238	-
Telecommunication Services	67,373	67,373	-	-
Utilities	6,888	6,888	-	-
Money Market Funds	52,235	52,235	-	-
Total Investments in Securities:	$ 2,742,460	$ 2,714,783	$ 15,227	$ 12,450
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,450
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 12,450
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.0%
United Kingdom	5.4%
Canada	3.2%
Ireland	3.1%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $192,814,000 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,816) - See accompanying schedule: Unaffiliated issuers (cost $2,216,388)	$ 2,690,225
Fidelity Central Funds (cost $52,235)	52,235
Total Investments (cost $2,268,623)		$ 2,742,460
Cash		690
Receivable for investments sold		39,087
Receivable for fund shares sold		1,239
Dividends receivable		5,712
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		5
Other receivables		27
Total assets		2,789,237

Liabilities
Payable for investments purchased	$ 40,633
Payable for fund shares redeemed	4,763
Accrued management fee	1,277
Other affiliated payables	553
Other payables and accrued expenses	64
Collateral on securities loaned, at value	13,541
Total liabilities		60,831

Net Assets		$ 2,728,406
Net Assets consist of:
Paid in capital		$ 2,348,347
Undistributed net investment income		2,892
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(96,796)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		473,963
Net Assets		$ 2,728,406

Export and Multinational: Net Asset Value, offering price and redemption price per share ($2,523,957 ÷ 110,266 shares)		$ 22.89

Class K: Net Asset Value, offering price and redemption price per share ($204,449 ÷ 8,935 shares)		$ 22.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 21,053
Income from Fidelity Central Funds		182
Total income		21,235

Expenses
Management fee	$ 7,432
Transfer agent fees	2,950
Accounting and security lending fees	397
Custodian fees and expenses	78
Independent trustees' compensation	7
Registration fees	25
Audit	35
Legal	6
Miscellaneous	17
Total expenses before reductions	10,947
Expense reductions	(19)	10,928
Net investment income (loss)		10,307
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	115,888
Foreign currency transactions	(540)
Total net realized gain (loss)		115,348
Change in net unrealized appreciation (depreciation) on: Investment securities	509,093
Assets and liabilities in foreign currencies	71
Total change in net unrealized appreciation (depreciation)		509,164
Net gain (loss)		624,512
Net increase (decrease) in net assets resulting from operations		$ 634,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,307	$ 15,427
Net realized gain (loss)	115,348	455,190
Change in net unrealized appreciation (depreciation)	509,164	(362,611)
Net increase (decrease) in net assets resulting from operations	634,819	108,006
Distributions to shareholders from net investment income	(17,836)	(18,923)
Share transactions - net increase (decrease)	(277,798)	(384,180)
Redemption fees	8	28
Total increase (decrease) in net assets	339,193	(295,069)

Net Assets
Beginning of period	2,389,213	2,684,282
End of period (including undistributed net investment income of $2,892 and undistributed net investment income of $10,421, respectively)	$ 2,728,406	$ 2,389,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Export and Multinational

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.07	$ 17.63	$ 21.92	$ 24.86	$ 21.57	$ 20.95
Income from Investment Operations
Net investment income (loss)D	.08	.10	.15	.08	.02	.06
Net realized and unrealized gain (loss)	4.88	.46	(4.27)	(2.24)	3.32	1.92
Total from investment operations	4.96	.56	(4.12)	(2.16)	3.34	1.98
Distributions from net investment income	(.14)	(.12)	(.05)	(.02)	(.04)	(.06)
Distributions from net realized gain	-	-	(.12)	(.76)	(.01)	(1.30)
Total distributions	(.14)	(.12)	(.17)	(.78)	(.05)	(1.36)
Redemption fees added to paid in capitalD,H	-	-	-	-	-	-
Net asset value, end of period	$ 22.89	$ 18.07	$ 17.63	$ 21.92	$ 24.86	$ 21.57
Total ReturnB,C	27.51%	3.17%	(18.65)%	(9.21)%	15.51%	9.76%
Ratios to Average Net AssetsE,G
Expenses before reductions	.83%A	.86%	.91%	.82%	.82%	.83%
Expenses net of fee waivers, if any	.83%A	.86%	.91%	.82%	.82%	.83%
Expenses net of all reductions	.83%A	.84%	.90%	.81%	.81%	.81%
Net investment income (loss)	.76%A	.54%	.95%	.34%	.08%	.30%
Supplemental Data
Net assets, end of period (in millions)	$ 2,524	$ 2,227	$ 2,566	$ 3,917	$ 4,282	$ 4,289
Portfolio turnover rateF	111%A	197%	83%	53%	47%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.08	$ 17.64	$ 21.94	$ 24.16
Income from Investment Operations
Net investment income (loss)D	.10	.14	.18	.04
Net realized and unrealized gain (loss)	4.88	.47	(4.28)	(2.26)
Total from investment operations	4.98	.61	(4.10)	(2.22)
Distributions from net investment income	(.18)	(.17)	(.08)	-
Distributions from net realized gain	-	-	(.12)	-
Total distributions	(.18)	(.17)	(.20)	-
Redemption fees added to paid in capitalD,I	-	-	-	-
Net asset value, end of period	$ 22.88	$ 18.08	$ 17.64	$ 21.94
Total ReturnB,C	27.65%	3.39%	(18.51)%	(9.19)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.65%A	.66%	.67%	.66%A
Expenses net of fee waivers, if any	.65%A	.66%	.67%	.66%A
Expenses net of all reductions	.65%A	.64%	.66%	.66%A
Net investment income (loss)	.94%A	.74%	1.19%	.62%A
Supplemental Data
Net assets, end of period (in 000s)	$ 204,449	$ 162,059	$ 117,943	$ 91
Portfolio turnover rateF	111%A	197%	83%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Export and Multinational and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 487,333
Gross unrealized depreciation	(22,219)
Net unrealized appreciation (depreciation) on securities and other investments	$ 465,114

Tax cost	$ 2,277,346

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,432,159 and $1,710,721, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Export and Multinational. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Export and Multinational	$ 2,901.23
Class K	49.05
	$ 2,950

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,636.42%		-*

* Amount rounds to less than $1,000.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $159. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred seventeen dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Export and Multinational	$ 16,275	$ 17,811
Class K	1,561	1,112
Total	$ 17,836	$ 18,923

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Export and Multinational
Shares sold	3,812	13,615	$ 80,872	$ 263,188
Reinvestment of distributions	760	908	15,639	17,169
Shares redeemed	(17,584)	(36,841)	(374,099)	(706,428)
Net increase (decrease)	(13,012)	(22,318)	$ (277,588)	$ (426,071)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class K
Shares sold	1,617	3,787	$ 34,745	$ 71,001
Reinvestment of distributions	76	59	1,561	1,112
Shares redeemed	(1,720)	(1,568)	(36,516)	(30,222)
Net increase (decrease)	(27)	2,278	$ (210)	$ 41,891

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

EXF-USAN-0411
1.790938.107

Fidelity®

Export and Multinational

Fund -

Class K

Semiannual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Export and Multinational	.83%
Actual		$ 1,000.00	$ 1,275.10	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Class K	.65%
Actual		$ 1,000.00	$ 1,276.50	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.7	4.0
The Coca-Cola Co.	3.6	2.1
Apple, Inc.	3.5	2.7
Citigroup, Inc.	3.1	1.8
Wells Fargo & Co.	2.6	1.8
Oracle Corp.	2.2	1.6
General Electric Co.	2.2	2.2
United Technologies Corp.	2.1	1.7
Johnson & Johnson	2.0	2.7
Procter & Gamble Co.	1.9	1.5
	27.9
Top Five Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.4	19.2
Energy	15.8	12.0
Financials	14.2	13.7
Industrials	12.7	11.9
Consumer Staples	11.5	12.2
Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Stocks 98.1%		Stocks 97.8%
	Convertible Securities 0.5%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	16.0%	** Foreign investments	8.2%

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Automobiles - 0.5%
General Motors Co.	418,200	$ 14,022
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	193,729	4,331
Hotels, Restaurants & Leisure - 3.2%
Las Vegas Sands Corp. (a)	289,800	13,516
McDonald's Corp.	678,800	51,372
Starbucks Corp.	717,400	23,660
		88,548
Household Durables - 0.2%
Beazer Homes USA, Inc. (a)(d)	963,900	4,482
Internet & Catalog Retail - 0.3%
E-Commerce China Dangdang, Inc. ADR (d)	248,900	6,335
Ocado Group PLC (a)	834,600	2,727
		9,062
Media - 2.3%
The Walt Disney Co.	854,100	37,358
Time Warner, Inc.	637,100	24,337
		61,695
Multiline Retail - 0.7%
Kohl's Corp.	223,200	12,028
Marisa Lojas SA	245,200	3,242
PPR SA	17,700	2,687
		17,957
Specialty Retail - 1.1%
I.T Ltd.	4,255,822	2,639
TJX Companies, Inc.	558,600	27,857
		30,496
Textiles, Apparel & Luxury Goods - 1.0%
Phillips-Van Heusen Corp.	159,500	9,572
VF Corp.	197,400	18,885
		28,457
TOTAL CONSUMER DISCRETIONARY		259,050
CONSUMER STAPLES - 11.5%
Beverages - 5.8%
Diageo PLC sponsored ADR	385,900	30,201
Grupo Modelo SAB de CV Series C	216,700	1,311
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	629,956	$ 28,808
The Coca-Cola Co.	1,520,500	97,190
		157,510
Food & Staples Retailing - 0.2%
Drogasil SA	855,091	6,527
Food Products - 0.1%
Shenguan Holdings Group Ltd.	3,544,000	4,382
Household Products - 2.4%
Procter & Gamble Co.	834,500	52,615
Spectrum Brands Holdings, Inc. (a)	484,782	13,913
		66,528
Personal Products - 0.8%
Herbalife Ltd.	164,300	12,883
USANA Health Sciences, Inc. (a)(d)	242,427	8,441
		21,324
Tobacco - 2.2%
Altria Group, Inc.	1,249,800	31,707
British American Tobacco PLC sponsored ADR	338,400	27,454
		59,161
TOTAL CONSUMER STAPLES		315,432
ENERGY - 15.8%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	354,700	25,201
Halliburton Co.	571,400	26,822
Transocean Ltd. (a)	208,000	17,603
		69,626
Oil, Gas & Consumable Fuels - 13.3%
BP PLC sponsored ADR	546,300	26,479
Chevron Corp.	88,600	9,192
Extract Resources Ltd. (a)	398,762	3,767
Exxon Mobil Corp.	1,515,865	129,655
Heritage Oil PLC	74,300	320
Holly Corp.	97,400	5,565
Marathon Oil Corp.	683,400	33,897
Massey Energy Co.	242,100	15,332
Northern Oil & Gas, Inc. (a)	253,200	8,044
OAO Gazprom sponsored ADR	190,700	5,591
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class B ADR (d)	725,900	$ 52,352
Suncor Energy, Inc.	149,300	7,019
Talisman Energy, Inc.	618,600	15,356
Uranium One, Inc.	4,016,600	26,550
Valero Energy Corp.	825,272	23,256
		362,375
TOTAL ENERGY		432,001
FINANCIALS - 13.9%
Capital Markets - 2.5%
Evercore Partners, Inc. Class A	190,758	6,577
Goldman Sachs Group, Inc.	92,200	15,101
Morgan Stanley	1,532,200	45,476
		67,154
Commercial Banks - 5.4%
Barclays PLC	1,584,090	8,222
Comerica, Inc.	483,000	18,789
M&T Bank Corp.	227,000	19,987
Regions Financial Corp.	2,248,200	17,176
SunTrust Banks, Inc.	277,600	8,375
Synovus Financial Corp.	2,161,600	5,512
Wells Fargo & Co.	2,158,800	69,643
		147,704
Diversified Financial Services - 4.5%
Citigroup, Inc. (a)	18,151,800	84,950
JPMorgan Chase & Co.	792,000	36,978
		121,928
Insurance - 0.7%
Berkshire Hathaway, Inc. Class B (a)	230,400	20,109
Real Estate Investment Trusts - 0.6%
SL Green Realty Corp.	37,700	2,855
U-Store-It Trust	1,203,900	12,340
		15,195
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)	152,900	4,095
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	82,600	$ 2,342
TOTAL FINANCIALS		378,527
HEALTH CARE - 9.7%
Biotechnology - 0.7%
BioMarin Pharmaceutical, Inc. (a)	819,700	20,050
Health Care Equipment & Supplies - 1.7%
C. R. Bard, Inc.	176,200	17,225
Covidien PLC	550,400	28,318
		45,543
Health Care Providers & Services - 1.9%
McKesson Corp.	313,600	24,862
Medco Health Solutions, Inc. (a)	423,100	26,080
		50,942
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	338,500	14,244
Pharmaceuticals - 4.9%
Aspen Pharmacare Holdings Ltd.	467,300	5,470
Johnson & Johnson	868,000	53,330
Merck & Co., Inc.	749,800	24,421
Perrigo Co.	188,500	14,407
Valeant Pharmaceuticals International, Inc. (Canada)	887,701	35,636
		133,264
TOTAL HEALTH CARE		264,043
INDUSTRIALS - 12.7%
Aerospace & Defense - 2.7%
Precision Castparts Corp.	126,900	17,988
United Technologies Corp.	672,700	56,197
		74,185
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR	394,400	11,248
Construction & Engineering - 0.1%
Larsen & Toubro Ltd.	102,342	3,455
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.3%
Emerson Electric Co.	418,100	$ 24,944
GrafTech International Ltd. (a)	520,600	10,417
		35,361
Industrial Conglomerates - 3.0%
General Electric Co.	2,891,100	60,482
Textron, Inc.	742,100	20,103
		80,585
Machinery - 3.1%
Caterpillar, Inc.	355,900	36,633
Cummins, Inc.	290,600	29,385
Ingersoll-Rand Co. Ltd.	400,700	18,152
		84,170
Professional Services - 0.4%
IHS, Inc. Class A (a)	118,700	9,935
Road & Rail - 1.6%
Union Pacific Corp.	458,000	43,698
Transportation Infrastructure - 0.1%
Companhia de Concessoes Rodoviarias	149,600	4,172
TOTAL INDUSTRIALS		346,809
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 3.7%
Adtran, Inc.	380,602	17,310
Calix Networks, Inc. (a)(d)	1,330,951	23,678
Cisco Systems, Inc. (a)	439,400	8,155
Juniper Networks, Inc. (a)	287,500	12,650
QUALCOMM, Inc.	660,000	39,323
		101,116
Computers & Peripherals - 4.1%
Apple, Inc. (a)	271,700	95,967
Hewlett-Packard Co.	342,300	14,935
		110,902
Electronic Equipment & Components - 0.9%
Avnet, Inc. (a)	40,900	1,399
HLS Systems International Ltd. (a)	49,800	749
Universal Display Corp. (a)	547,357	23,038
		25,186
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.5%
eBay, Inc. (a)	1,360,200	$ 45,574
Google, Inc. Class A (a)	85,375	52,369
Mail.ru Group Ltd. GDR unit (a)(e)	41,200	1,494
Rackspace Hosting, Inc. (a)	496,500	18,326
Support.com, Inc. (a)	900,000	5,022
		122,785
IT Services - 2.1%
Accenture PLC Class A	456,500	23,501
Cognizant Technology Solutions Corp. Class A (a)	362,700	27,881
Virtusa Corp. (a)	334,666	5,653
		57,035
Semiconductors & Semiconductor Equipment - 1.1%
Avago Technologies Ltd.	488,200	16,594
Micron Technology, Inc. (a)	715,200	7,960
NVIDIA Corp. (a)	284,500	6,447
		31,001
Software - 2.8%
Oracle Corp.	1,840,600	60,556
salesforce.com, Inc. (a)	109,400	14,470
Trion World Network, Inc. warrants 8/10/17 (a)(f)	28,652	0
		75,026
TOTAL INFORMATION TECHNOLOGY		523,051
MATERIALS - 3.1%
Chemicals - 1.5%
Dow Chemical Co.	796,100	29,583
Grasim Industries Ltd.	62,029	3,238
Uralkali JSC GDR (Reg. S)	183,700	7,508
		40,329
Construction Materials - 0.1%
China Shanshui Cement Group Ltd.	3,034,525	2,295
Metals & Mining - 1.5%
Freeport-McMoRan Copper & Gold, Inc.	307,700	16,293
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Mongolian Mining Corp.	4,274,000	$ 5,422
Newmont Mining Corp.	366,600	20,262
		41,977
TOTAL MATERIALS		84,601
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc.	1,030,200	7,026
Wireless Telecommunication Services - 2.2%
American Tower Corp. Class A (a)	648,200	34,977
Clearwire Corp. Class A (a)	1,474,700	7,418
Sprint Nextel Corp. (a)	4,108,000	17,952
		60,347
TOTAL TELECOMMUNICATION SERVICES		67,373
UTILITIES - 0.2%
Electric Utilities - 0.2%
Power Assets Holdings Ltd.	1,055,000	6,888
TOTAL COMMON STOCKS (Cost $2,200,994)		2,677,775
Convertible Preferred Stocks - 0.5%

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Ning, Inc. Series D 8.00% (a)(f)	1,398,601	8,245
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(f)	910,747	3,898
Series C-1, 8.00% (a)(f)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,394)		12,450
Money Market Funds - 1.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	38,694,010	$ 38,694
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	13,541,380	13,541
TOTAL MONEY MARKET FUNDS (Cost $52,235)		52,235
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,268,623)		2,742,460
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(14,054)
NET ASSETS - 100%		$ 2,728,406
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,494,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,450,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 10,000
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 23
Fidelity Securities Lending Cash Central Fund	159
Total	$ 182
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 259,050	$ 259,050	$ -	$ -
Consumer Staples	315,432	315,432	-	-
Energy	432,001	428,234	3,767	-
Financials	386,772	370,305	8,222	8,245
Health Care	264,043	264,043	-	-
Industrials	346,809	346,809	-	-
Information Technology	527,256	523,051	-	4,205
Materials	84,601	81,363	3,238	-
Telecommunication Services	67,373	67,373	-	-
Utilities	6,888	6,888	-	-
Money Market Funds	52,235	52,235	-	-
Total Investments in Securities:	$ 2,742,460	$ 2,714,783	$ 15,227	$ 12,450
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,450
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 12,450
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.0%
United Kingdom	5.4%
Canada	3.2%
Ireland	3.1%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $192,814,000 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,816) - See accompanying schedule: Unaffiliated issuers (cost $2,216,388)	$ 2,690,225
Fidelity Central Funds (cost $52,235)	52,235
Total Investments (cost $2,268,623)		$ 2,742,460
Cash		690
Receivable for investments sold		39,087
Receivable for fund shares sold		1,239
Dividends receivable		5,712
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		5
Other receivables		27
Total assets		2,789,237

Liabilities
Payable for investments purchased	$ 40,633
Payable for fund shares redeemed	4,763
Accrued management fee	1,277
Other affiliated payables	553
Other payables and accrued expenses	64
Collateral on securities loaned, at value	13,541
Total liabilities		60,831

Net Assets		$ 2,728,406
Net Assets consist of:
Paid in capital		$ 2,348,347
Undistributed net investment income		2,892
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(96,796)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		473,963
Net Assets		$ 2,728,406

Export and Multinational: Net Asset Value, offering price and redemption price per share ($2,523,957 ÷ 110,266 shares)		$ 22.89

Class K: Net Asset Value, offering price and redemption price per share ($204,449 ÷ 8,935 shares)		$ 22.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 21,053
Income from Fidelity Central Funds		182
Total income		21,235

Expenses
Management fee	$ 7,432
Transfer agent fees	2,950
Accounting and security lending fees	397
Custodian fees and expenses	78
Independent trustees' compensation	7
Registration fees	25
Audit	35
Legal	6
Miscellaneous	17
Total expenses before reductions	10,947
Expense reductions	(19)	10,928
Net investment income (loss)		10,307
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	115,888
Foreign currency transactions	(540)
Total net realized gain (loss)		115,348
Change in net unrealized appreciation (depreciation) on: Investment securities	509,093
Assets and liabilities in foreign currencies	71
Total change in net unrealized appreciation (depreciation)		509,164
Net gain (loss)		624,512
Net increase (decrease) in net assets resulting from operations		$ 634,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,307	$ 15,427
Net realized gain (loss)	115,348	455,190
Change in net unrealized appreciation (depreciation)	509,164	(362,611)
Net increase (decrease) in net assets resulting from operations	634,819	108,006
Distributions to shareholders from net investment income	(17,836)	(18,923)
Share transactions - net increase (decrease)	(277,798)	(384,180)
Redemption fees	8	28
Total increase (decrease) in net assets	339,193	(295,069)

Net Assets
Beginning of period	2,389,213	2,684,282
End of period (including undistributed net investment income of $2,892 and undistributed net investment income of $10,421, respectively)	$ 2,728,406	$ 2,389,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Export and Multinational

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.07	$ 17.63	$ 21.92	$ 24.86	$ 21.57	$ 20.95
Income from Investment Operations
Net investment income (loss)D	.08	.10	.15	.08	.02	.06
Net realized and unrealized gain (loss)	4.88	.46	(4.27)	(2.24)	3.32	1.92
Total from investment operations	4.96	.56	(4.12)	(2.16)	3.34	1.98
Distributions from net investment income	(.14)	(.12)	(.05)	(.02)	(.04)	(.06)
Distributions from net realized gain	-	-	(.12)	(.76)	(.01)	(1.30)
Total distributions	(.14)	(.12)	(.17)	(.78)	(.05)	(1.36)
Redemption fees added to paid in capitalD,H	-	-	-	-	-	-
Net asset value, end of period	$ 22.89	$ 18.07	$ 17.63	$ 21.92	$ 24.86	$ 21.57
Total ReturnB,C	27.51%	3.17%	(18.65)%	(9.21)%	15.51%	9.76%
Ratios to Average Net AssetsE,G
Expenses before reductions	.83%A	.86%	.91%	.82%	.82%	.83%
Expenses net of fee waivers, if any	.83%A	.86%	.91%	.82%	.82%	.83%
Expenses net of all reductions	.83%A	.84%	.90%	.81%	.81%	.81%
Net investment income (loss)	.76%A	.54%	.95%	.34%	.08%	.30%
Supplemental Data
Net assets, end of period (in millions)	$ 2,524	$ 2,227	$ 2,566	$ 3,917	$ 4,282	$ 4,289
Portfolio turnover rateF	111%A	197%	83%	53%	47%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.08	$ 17.64	$ 21.94	$ 24.16
Income from Investment Operations
Net investment income (loss)D	.10	.14	.18	.04
Net realized and unrealized gain (loss)	4.88	.47	(4.28)	(2.26)
Total from investment operations	4.98	.61	(4.10)	(2.22)
Distributions from net investment income	(.18)	(.17)	(.08)	-
Distributions from net realized gain	-	-	(.12)	-
Total distributions	(.18)	(.17)	(.20)	-
Redemption fees added to paid in capitalD,I	-	-	-	-
Net asset value, end of period	$ 22.88	$ 18.08	$ 17.64	$ 21.94
Total ReturnB,C	27.65%	3.39%	(18.51)%	(9.19)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.65%A	.66%	.67%	.66%A
Expenses net of fee waivers, if any	.65%A	.66%	.67%	.66%A
Expenses net of all reductions	.65%A	.64%	.66%	.66%A
Net investment income (loss)	.94%A	.74%	1.19%	.62%A
Supplemental Data
Net assets, end of period (in 000s)	$ 204,449	$ 162,059	$ 117,943	$ 91
Portfolio turnover rateF	111%A	197%	83%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Export and Multinational and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 487,333
Gross unrealized depreciation	(22,219)
Net unrealized appreciation (depreciation) on securities and other investments	$ 465,114

Tax cost	$ 2,277,346

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,432,159 and $1,710,721, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Export and Multinational. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Export and Multinational	$ 2,901.23
Class K	49.05
	$ 2,950

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,636.42%		-*

* Amount rounds to less than $1,000.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $159. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred seventeen dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Export and Multinational	$ 16,275	$ 17,811
Class K	1,561	1,112
Total	$ 17,836	$ 18,923

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Export and Multinational
Shares sold	3,812	13,615	$ 80,872	$ 263,188
Reinvestment of distributions	760	908	15,639	17,169
Shares redeemed	(17,584)	(36,841)	(374,099)	(706,428)
Net increase (decrease)	(13,012)	(22,318)	$ (277,588)	$ (426,071)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class K
Shares sold	1,617	3,787	$ 34,745	$ 71,001
Reinvestment of distributions	76	59	1,561	1,112
Shares redeemed	(1,720)	(1,568)	(36,516)	(30,222)
Net increase (decrease)	(27)	2,278	$ (210)	$ 41,891

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

EXF-K-USAN-0411
1.863262.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 2, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 2, 2011